COMMITMENTS AND CONTINGENCIES	8 Months Ended	9 Months Ended
	Oct. 31, 2017	Jul. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Management agreement

On March 1, 2017, the Company entered into a management agreement with Taylor Brothers Holdings, Inc. to provide all of the services and to conduct all of the activities that were agreed to be undertaken by Taylor Brothers under the Franchise Agreements for providing certain administrative support, including Franchisee training, development of operations manuals and other materials for use by Taylor Brothers’ franchisees; and develop and establish support infrastructures that the Company determines are necessary and appropriate to satisfy Taylor Brothers obligations under the Franchise Agreements. In consideration of the services provided Bare Metal shall be responsible to invoice and collect, per the terms of the Franchise Agreements, under management. All fees so collected will constitute the fees owing under the management agreement. The Agreement does not have a termination date but may be cancelled by either party with appropriate notice.

 NOTE 9 – COMMITMENTS AND CONTINGENCIES

Management agreement

On March 1, 2017, the Company entered into a management agreement with Taylor Brothers Holdings, Inc. to provide all of the services and to conduct all of the activities that were agreed to be undertaken by Taylor Brothers under the Franchise Agreements for providing certain administrative support, including Franchisee training, development of operations manuals and other materials for use by Taylor Brothers’ franchisees; and develop and establish support infrastructures that the Company determines are necessary and appropriate to satisfy Taylor Brothers obligations under the Franchise Agreements. In consideration of the services provided Bare Metal shall be responsible to invoice and collect, per the terms of the Franchise Agreements, under management. All fees so collected will constitute the fees owing under the management agreement. The Agreement does not have a termination date but may be cancelled by either party with appropriate notice.